Investment Manager
     Legg Mason Fund Adviser, Inc.
     Baltimore, MD

Investment Adviser
     Western Asset Management Company
     Pasadena, CA

Board of Trustees
     John F. Curley, Jr., Chairman
     Edmund J. Cashman, Jr.
     Richard G. Gilmore
     Arnold L. Lehman
     Dr. Jill E. McGovern
     T. A. Rodgers
     Edward A. Taber, III

Transfer and Shareholder Servicing Agent
     Boston Financial Data Services
     Boston, MA

Custodian
     State Street Bank & Trust Company
     Boston, MA

Counsel
     Kirkpatrick & Lockhart LLP
     Washington, D.C.

Independent Auditors
     Ernst & Young LLP
     Philadelphia, PA



     This report is not to be distributed unless preceded or accompanied by a prospectus.
                      LEGG MASON WOOD WALKER, INCORPORATED
--------------------------------------------------------------------------------

                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000


--------------------------------------------------------------------------------
Semi-Annual Report
February 28, 1999



LEGG MASON
  CASH
 RESERVE
  TRUST



LEGG MASON FUNDS



HOW TO INVEST(SM)

--------------------------------------------------------------------------------

To Our Shareholders,

    The Legg Mason Cash Reserve Trust now has $1.6 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

    As this letter is written on April 7, the Trust's annualized yield for the past 7 days is 4.28%* (an effective yield of 4.37% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 67 days.

    A complete listing of the Trust's portfolio holdings at February 28, 1999 appears in this report. You will note that over 65% of the Trust's portfolio is invested in U.S. government agency securities and repurchase agreements fully secured by such securities.

    During 1998 and into 1999, the focus on the Year 2000 issue has increased tremendously. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Trust's Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Trust is committed to taking those steps necessary to protect Trust investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Trust is taking steps to ensure that all of its systems will function properly before, during, and after the Year 2000, the Trust could be adversely affected by computer related problems associated with the Year 2000. Contingency plans to ensure that functions critical to the Trust's operations will continue without interruption are under development. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

    You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                                 Legg Mason Cash Reserve Trust
                                 P.O. Box 1476
                                 Baltimore, Maryland 21203-1476

    Please include your account number on any checks you send to us.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   John F. Curley, Jr.
                                   Chairman

April 7, 1999



--------------------------------------------------------------------------------
*The yields shown here are for past periods and are not intended to indicate future performance. An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

STATEMENT OF NET ASSETS
Legg Mason Cash Reserve Trust
February 28, 1999 (Unaudited)
(Amounts in Thousands)




                                                                                     Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 4.7%
     Associates Corporation N.A                                                     5.62%    4/5/99         $15,000      $15,000
     Merrill Lynch STEERS                                                           5.445%   3/23/99         18,000       18,000A,C
     Merrill Lynch STEERS                                                           5.05%    1/25/00         12,374       12,373A,C
     Structured Product Asset Return Certificate - 1998A                            5.28%    6/18/99         25,000       24,999A,C
     WFS Financial Owner Trust                                                      5.008%   2/1/00          15,000       15,000
                                                                                                                         -------
     Total Asset-backed Securities                                                                                        85,372
------------------------------------------------------------------------------------------------------------------------------------

Bank Notes -- 0.3%
     MBNA America Bank                                                              7.30%    9/8/99           5,000        5,045
     National City Bank                                                             6%       10/1/99          4,000        4,021
                                                                                                                          -------
     Total Bank Notes                                                                                                      9,066
------------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit -- 5.4%
     ABN Amro Bank                                                                  5.645%   3/22/99         10,000        9,999B
     American Express                                                               4.86%    3/17/99         20,000       20,000
     Canadian Imperial Bank of Commerce, PLC                                        5.705%   3/30/99          5,000        5,000B
     Commerzbank                                                                    4.99%    1/25/00          5,000        4,999B
     Commerzbank                                                                    5.09%    2/16/00         10,000        9,997B
     Deutsche Bank                                                                  5.74%    4/27/99          5,000        4,999B
     First Chicago Bank                                                             5.75%    5/10/99          5,000        5,000
     Huntington National Bank                                                       4.80%    4/5/99          20,000       20,000
     Regions Bank                                                                   5.15%    2/18/00          5,000        5,000
                                                                                                                          -------
     Total Certificates of Deposit                                                                                        84,994
------------------------------------------------------------------------------------------------------------------------------------

Commercial Paper -- 0.4%
     Receivables Capital Corporation                                                4.85%    3/5/99           6,000        5,997
                                                                                                                          -------
     Total Commercial Paper                                                                                                5,997
------------------------------------------------------------------------------------------------------------------------------------

Corporate and Other Bonds -- 15.9%
     American General Finance Corporation                                           6.875%   1/15/00          4,380        4,447
     American Home Products                                                         7.70%    2/15/00          6,000        6,145
     American Honda Finance Corporation                                             4.972%   1/20/00         10,000        9,996
     Bankers Trust Company                                                          5.66%    7/13/99         25,000       24,987
     Bankers Trust Company                                                          5.68%    7/23/99         25,000       24,994
     Bass America Incorporated                                                      6.75%    8/1/99          10,000       10,048
     Bear Stearns Company Incorporated                                              4.64%    3/09/99         10,000        9,999
     Chase Manhattan Corporation                                                    9.75%    6/15/99         10,300       10,416
     First Chicago Corporation                                                      9.875%   7/1/99           4,000        4,056
     Ford Motor Credit Company                                                      7.25%    5/15/99          4,150        4,162
     Fortune Brands, Inc.                                                           7.50%    5/15/99          1,000        1,004
     Fortune Brands, Inc.                                                              9%    6/15/99          1,775        1,791
     Franklin Resources Incorporated                                                6.19%    12/15/99         4,000        4,033



                                                                                     Rate   Maturity Date     Par          Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- continued
     General Motors Acceptance Corporation                                             8%    10/1/99        $ 3,000      $ 3,041
     General Motors Acceptance Corporation                                          8.40%    10/15/99        10,000       10,182
     Goldman Sachs Group                                                            5.40%    2/25/00         10,000       10,000
     Household Finance Company                                                      7.125%   4/30/99          1,000        1,002B
     Household Finance Company                                                      8.95%    9/15/99          3,000        3,062
     International Leasing and Finance Corporation                                  6.70%    4/30/99         10,000       10,015
     John Deere Capital Corporation                                                 6.30%    6/1/99           3,000        3,006
     Merrill Lynch and Company, Inc.                                                5.09%    2/7/00          10,000       10,000
     Morgan Stanley Group Incorporated                                              5.625%   3/1/99          10,000       10,000
     Morgan Stanley Group Incorporated                                              7.50%    9/1/99           9,022        9,117
     PHH Corporation                                                                5.58%    2/17/00          4,000        3,999
     Province of Manitoba                                                           9.625%   3/15/99          9,000        9,013B
     Rockwell International Corporation                                             8.875%   9/15/99          2,000        2,040
     Shell Canada Limited                                                           7.375%   6/1/99           5,000        5,028
     TCI Communications, Inc.                                                       7.25%    6/15/99          5,000        5,033
     TCI Communications, Inc.                                                       6.46%    3/6/00           1,000        1,011
     Texas Instruments Incorporated                                                 6.75%    7/15/99          1,000        1,007
     Travelers Group                                                                   7%    5/15/99          5,265        5,282
     Travelers Group                                                                6.50%    3/1/00           5,000        5,066
     US Leasing Capital Corporation                                                 5.14%    4/19/99          5,000        5,001
     Wal-Mart Stores Incorporated                                                   5.65%    2/1/00           5,000        5,026
     Wells Fargo Company                                                               6%    3/15/00          2,500        2,521
                                                                                                                         -------
     Total Corporate and Other Bonds                                                                                     235,530
------------------------------------------------------------------------------------------------------------------------------------

Medium-term Notes -- 11.7%
     American General Finance Corporation                                           7.20%    11/30/99         6,000        6,090
     Baltimore Gas & Electric                                                       7.42%    7/1/99           5,000        5,038
     Boeing Capital Corporation                                                     5.80%    9/15/99          6,000        6,005
     Caterpillar Financial Services                                                 6.84%    9/15/99         15,000       15,101
     Caterpillar Financial Services                                                 6.87%    11/30/99         2,000        2,030
     Chrysler Financial Corporation                                                 6.16%    7/28/99          1,500        1,503
     Chrysler Financial Corporation                                                 6.32%    11/8/99          3,000        3,030
     Chrysler Financial Corporation                                                 9.50%    12/15/99         2,000        2,066
     CIT Group Holdings                                                             6.375%   5/21/99          1,000        1,001
     CIT Group Holdings                                                             6.25%    10/4/99          9,500        9,564
     Countrywide Funding Corporation                                                5.048%   1/26/00         10,000       10,000
     Credite Suisse First Boston                                                    5.11%    4/8/99          10,000        9,946
     Ford Motor Credit Company                                                      7.95%    5/17/99          3,000        3,013
     Ford Motor Credit Company                                                      7.50%    11/15/99         4,000        4,074
     General Motors Acceptance Corporation                                          5.45%    3/1/99           2,000        2,000
     General Motors Acceptance Corporation                                          6.04%    3/19/99          1,000        1,000
     General Motors Acceptance Corporation                                          6.15%    9/20/99          8,000        8,047


                                                                                                                                   3

Legg Mason Cash Reserve Trust


                                                                                     Rate   Maturity Date    Par          Value
------------------------------------------------------------------------------------------------------------------------------------

Medium-term Notes -- continued
     Goldman Sachs Group                                                            5.913%   1/10/00        $10,000      $10,071
     Household Finance Company                                                      5.747%   3/8/99           3,000        3,000
     Household Finance Company                                                      6.62%    5/28/99          6,000        6,011
     IBM Credit Corporation                                                         5.60%    6/4/99           4,000        3,999
     IBM Credit Corporation                                                         5.68%    7/7/99          16,000       15,996
     Merrill Lynch and Company, Inc.                                                6.20%    7/19/99          5,225        5,237
     NYNEX Capital Funding Company                                                  8.14%    11/1/99          3,000        3,063
     Sears Roebuck Acceptance Corporation                                           6.22%    3/25/99          3,800        3,803
     Southern California Gas Corporation                                            6.21%    11/8/99         10,000       10,072
     SunAmerica Incorporated                                                        6.20%    10/31/99        13,000       13,078
     Wells Fargo Company                                                            7.625%   10/15/99         5,000        5,070
                                                                                                                         -------
     Total Medium-term Notes                                                                                             168,908
     ---------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 43.5%
     Fannie Mae                                                                     4.70%    3/4/99          10,000        9,996
     Fannie Mae                                                                     4.97%    3/5/99          20,000       19,989
     Fannie Mae                                                                     4.75%    3/10/99         40,000       39,952
     Fannie Mae                                                                     4.77%    4/1/99          20,000       19,918
     Fannie Mae                                                                     4.752%   4/8/99          20,000       19,900
     Fannie Mae                                                                     4.73%    5/18/99         14,000       13,857
     Fannie Mae                                                                     5.226%   6/15/99          4,000        3,938
     Fannie Mae                                                                     5.92%    8/11/99          3,000        3,012
     Federal Farm Credit Bank                                                       4.75%    3/22/99         30,000       29,917
     Federal Farm Credit Bank                                                       4.90%    3/1/99          15,000       15,000
     Federal Home Loan Bank                                                         5.595%   3/10/99          5,000        5,000
     Federal Home Loan Bank                                                         4.94%    3/19/99         10,000        9,976
     Federal Home Loan Bank                                                         4.74%    4/14/99         15,000       14,913
     Federal Home Loan Bank                                                         5.54%    7/15/99          3,000        3,010
     Federal Home Loan Bank                                                         4.93%    1/19/00          5,000        5,004
     Federal Home Loan Bank                                                            5%    1/27/00         10,000       10,000
     Federal Home Loan Bank                                                         4.98%    2/16/00          3,000        3,000
     Federal Home Loan Bank                                                         4.75%    3/12/99         24,000       23,965
     Freddie Mac                                                                    4.71%    3/5/99          40,000       39,979
     Freddie Mac                                                                    4.77%    3/8/99          27,500       27,474
     Freddie Mac                                                                    5.505%   3/12/99          5,540        5,540
     Freddie Mac                                                                    4.75%    3/15/99         30,000       29,944
     Freddie Mac                                                                    4.75%    3/18/99         28,000       27,937
     Freddie Mac                                                                    4.76%    3/19/99         40,000       39,905
     Freddie Mac                                                                    4.75%    3/24/99         40,000       39,879
     Freddie Mac                                                                    4.75%    3/26/99         48,000       47,842
     Freddie Mac                                                                    4.75%    3/31/99         20,000       19,921
     Freddie Mac                                                                    4.76%    4/6/99          40,000       39,809
     Freddie Mac                                                                    4.75%    4/14/99         50,000       49,710

4






                                                  Rate      Maturity Date    Par         Value
------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- continued
     Sallie Mae                                   4.75%       4/1/99     $ 10,000      $  9,959
     Sallie Mae                                   4.60%       6/30/99      15,000        14,768
     Sallie Mae                                   4.845%      2/10/00       5,000         4,995
                                                                                        -------
     Total U.S. Government Agency Obligations                                           648,009
------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 22.6%
     J.P. Morgan Securities, Inc.
      4.82% dated 2/26/99, to be repurchased at $372,208 on 3/1/99 (Collateral:
      $340,365 Freddie Mac Notes 5.00%-5.25% due 2/15/01 to 2/16/01, value
      $331,546, $48,340 Fannie Mae Notes, 6% due 8/19/99 - 6/3/01, value
      $49,785)
     Total Repurchase Agreements                                          372,059       372,059
------------------------------------------------------------------------------------------------------------
     Total Investments, at amortized cost and value -- 97.9%                         $1,609,935D
     Other Assets Less Liabilities-- 2.1%                                                34,816
------------------------------------------------------------------------------------------------------------
     Net assets applicable to 1,644,691 shares outstanding -- 100.0%                 $1,644,751
------------------------------------------------------------------------------------------------------------
     Net asset value per share                                                            $1.00
------------------------------------------------------------------------------------------------------------

(A)Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(B)Yankee Bond or Certificate of Deposit -- Dollar-denominated Bond or Certificate of Deposit issued in the U.S. by foreign entities.
(C)The rate of interest earned on this security is tied to the London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at February 28, 1999.
(D)Also represents cost for federal income tax purposes.

See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Six Months Ended February 28, 1999
(Amounts in Thousands) (Unaudited)



------------------------------------------------------------------------------------------------------------

Investment Income:
     Interest                                                                               $39,143
Expenses:
     Management fee                                             $3,541
     Distribution fee                                              778
     Transfer agent and shareholder servicing expense            1,004
     Audit and legal fees                                           53
     Custodian fee                                                 120
     Registration fees                                              68
     Reports to shareholders                                        73
     Trustees' fees                                                  9
     Other expenses                                                 57
                                                                 ------
       Total expenses                                                                         5,703
                                                                                ----------------------------

     NET INVESTMENT INCOME                                                                   33,440
     NET REALIZED GAIN ON INVESTMENTS                                                             1
------------------------------------------------------------------------------------------------------------
     CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                         $33,441
                                                                                ----------------------------


                       -------------------------------------------


Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)




                                                                       For the Six         For the
                                                                       Months Ended       Year Ended
                                                                     February 28, 1999  August 31, 1998
------------------------------------------------------------------------------------------------------------
                                                                        (Unaudited)
Change in Net Assets:
     Net investment income                                             $  33,440         $  63,832
     Net realized gain on investments                                          1                42
                                                                       ---------         ---------
     Change in net assets resulting from operations                       33,441            63,874
     Distributions to shareholders from net investment income            (33,440)          (63,832)
     Change in net assets from Trust share transactions                  222,138            79,931
                                                                       ---------         ---------
     Change in net assets                                                222,139            79,973

Net Assets:
     Beginning of period                                               1,422,612         1,342,639
------------------------------------------------------------------------------------------------------------
     End of period                                                    $1,644,751        $1,422,612
                                                                      ----------        ----------




See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust


    Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                              Investment Operations                                          Ratios/Supplemental Data
                              ---------------------                                          ------------------------
                                                              Distributions                                   Net          Net
                    Net Asset            Net Realized   Total     From      Net Asset                      Investment     Assets,
                     Value,      Net        Gain        From       Net       Value,             Expenses     Income       End of
                    Beginning  Investment (Loss)on    Investment Investment  End of   Total    to Average  to Average     Period
                    of Period   Income   Investments  Operations Income     Period    Return   Net Assets  Net Assets (in millions)
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
Feb. 28, 1999*       $1.00      $.02        Nil       $.02      $(.02)       $1.00    4.52%A     .76%A        4.48%A      $1,645
Years Ended Aug. 31,
1998                  1.00       .05        Nil        .05       (.05)        1.00    4.96%      .78%         4.86%        1,423
1997                  1.00       .05        Nil        .05       (.05)        1.00    4.84%      .75%         4.73%        1,343
1996                  1.00       .05        Nil        .05       (.05)        1.00    4.92%      .70%         4.81%        1,224
1995                  1.00       .05        Nil        .05       (.05)        1.00    5.08%      .71%         5.03%        1,153
1994                  1.00       .03       (Nil)       .03       (.03)        1.00    3.08%      .72%         3.05%          786
------------------------------------------------------------------------------------------------------------------------------------

(A) Annualized
 *  Unaudited

See notes to financial statements.


                                ----------------


Notes to Financial Statements
Legg Mason Cash Reserve Trust
(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:
         The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

     Security Valuation
         Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

     Dividends to Shareholders
         Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 1999, dividends payable of $2,326 were accrued.

     ---------------------------------------------------------------------------
     Investment Transactions
         Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

     Federal Income Taxes
         No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

     Use of Estimates
         The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements
         All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions with Affiliates:
         The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $577 were payable to LMFA at February 28, 1999.
         Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the six months ended February 28, 1999, the advisory fee was $1,062.
         Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets; however, Legg Mason has agreed to limit such fees paid by the Trust to 0.10% indefinitely. Distribution and service fees of $122 were payable to the distributor at February 28, 1999.
         Legg Mason also has an agreement with the Trust's transfer agent to assist it with certain of its duties. For this assistance, Legg Mason was paid $277 by the transfer agent for the six months ended February 28, 1999.
         The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

4. Trust Share Transactions:
         The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1999, net assets consisted of paid-in capital of $1,644,691 and accumulated net realized gain of $60. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                       Reinvestment
                                           Sold      of Distributions   Repurchased       Net Change
------------------------------------------------------------------------------------------------------------
     Six Months Ended Feb. 28, 1999     $2,559,541        $32,543      $(2,369,946)        $222,138
     Year Ended August 31, 1998          4,532,879         62,048       (4,514,996)          79,931

(THIS  PAGE  INTENTIONALLY  LEFT  BLANK)

(THIS  PAGE  INTENTIONALLY  LEFT  BLANK)